Financial Statements - Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement Abstract
Interest Income (Income Statement)	€ 29,296		€ 27,708		€ 24,783
Interest Expenses (Income Statement)	11,537		(10,648)		8,761
NET INTEREST INCOME	17,758		17,059		16,022
Dividend income	334		467		415
investments in entities accounted for using the equity method	4		25		174
Fee And commission income (Income Statement)	7,150		6,804		6,340
Fee and commission expense (Income Statement)	2,229		2,086		1,729
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	985		1,375		1,055
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	218		248		(409)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	(56)		114		126
Gains or losses from hedge accounting net (Income Statement)	(209)		(76)		93
Exchange differences (Income Statement)	1,030		472		1,165
Other operating income (Income Statement)	1,439		1,272		1,315
Other operating expenses (Income Statement)	(2,223)		(2,128)		(2,285)
Income on insurance and reinsurance contracts (Income Statement)	3,342		3,652		3,678
Expenses on insurance and reinsurance contracts (Income Statement)	2,272		2,545		2,599
GROSS INCOME	25,270		24,653		23,362
Administration Cost	(11,112)		(11,366)		(10,836)
Employee Benefits Expense	(6,571)		(6,722)		(6,273)
Administrative Expense	(4,541)		(4,644)		(4,563)
Total depreciation expense	(1,387)		(1,426)		(1,272)
Provisions or reversal of provisions	(745)		(1,186)		(731)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)	(4,803)		(3,801)		(4,272)
Financial assets measured at cost, impairment or reversal of impairment	0		0		0
Available-for-sale financial assets, impairment or reversal of impairment	(1,127)		(202)		(23)
Loans and receivables, impairment or reversal of impairment	(3,677)		(3,597)		(4,248)
Held to maturity investments, impairment or reversal of impairment	1		(1)		0
NET OPERATING INCOME	7,222		6,874		6,251
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates	0		0		0
Impairment Or Reversal Of Impairment On Non Financial Assets	(364)		(521)		(273)
Tangible assets, impairment or reversal of impairment	(42)		(143)		(60)
Intangible assets, impairment or reversal of impairment	(16)		(3)		(4)
Other non-financial assets, impairment or reversal of impairment	(306)		(375)		(209)
Disposal of tangible assets and other, gains	47		70		(2,135)
Negative GoodWill Recognised On Profit And Loss	0		0		26
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)	26		(31)		734
OPERATING PROFIT BEFORE TAX	6,931		6,392		4,603
Tax expense or income related to profit or loss from continuing operation (Income Statement)	(2,169)		(1,699)		(1,274)
PROFIT FROM CONTINUING OPERATIONS	4,762		4,693		3,328
Profit from discontinued operations net (Income Statement)	0	[1]	0	[1]	0
Profit	4,762		4,693		3,328
Profit Loss Attributable To Non controlling Interests	1,243		1,218		686
Profit or loss attributable to owners of the parent	€ 3,519		€ 3,475		€ 2,642
Basic Earnings Loss Per Share	€ 0.48	[1]	€ 0.49	[1]	€ 0.37
Basic Earnings Loss Per Share From Continuing Operations	0.48	[1]	0.49	[1]	0.37
Diluted Earnings Loss Per Share From Continuing Operations	0.48	[1]	0.49	[1]	0.37
Basic Earnings Loss Per Share From Discontinued Operations	0	[1]	0	[1]	0
Diluted Earnings Loss Per Share From Discontinued Operations	€ 0	[1]	€ 0	[1]	€ 0

[1]	Data recalculated due to the mentioned corrective factor (see Notes 26 an d 29).